Loans Receivable - Schedule of Troubled Debt Restructurings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	400,000	1,057,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	4,452,000	14,853,000
Total TDRs	4,852,000	15,910,000
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	976,000	1,204,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	13,791,000	281,000
Total TDRs	14,767,000	1,485,000
Residential Mortgage Loans [Member] | Residential Prime [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Residential Mortgage Loans [Member] | Residential Subprime [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Accruing Loans, Current	1,376,000	2,354,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	18,501,000	15,356,000
Total TDRs	19,877,000	17,710,000
Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Accruing Loans, Current		93,000
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs	258,000	222,000
Total TDRs	258,000	315,000
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer and Other Loans [Member] | Credit Card [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs
Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Accruing Loans, Current
Accruing Loans, Past Due Greater than 30 Days
Nonaccrual TDRs
Total TDRs